Restricted Net Assets (Details)	12 Months Ended
Dec. 31, 2025
Minimum [Member] | Subsidiaries [Member]
Restricted Net Assets [Line Items]
Tax, percentage	10.00%
Minimum [Member] | VIEs [Member]
Restricted Net Assets [Line Items]
Tax, percentage	10.00%
Maximum [Member] | Subsidiaries [Member]
Restricted Net Assets [Line Items]
Tax, percentage	50.00%
Maximum [Member] | VIEs [Member]
Restricted Net Assets [Line Items]
Tax, percentage	50.00%